Invested assets and net new money	12 Months Ended
Dec. 31, 2025
Disclosure Invested Assets And Net New Money [Line Items]
Invested assets and net new money
Note 30
Invested assets and net new money
The
following
disclosures
provide
a
breakdown
of
UBS’s
invested
assets
and
a
presentation
of
their
development,
including net new money, as required
by the Swiss Financial Market Supervisory Authority (FINMA).
Invested assets
Invested assets
consist of
all client
assets managed
by or
deposited with
UBS for
investment purposes.
Invested assets
include managed
fund assets,
managed institutional
assets, discretionary
and advisory
wealth management
portfolios,
fiduciary deposits, time deposits, savings accounts, and wealth management securities or brokerage accounts. All assets held
for
purely
transactional
purposes
and
custody-only
assets,
including
corporate
client
assets
held
for
cash
management and
transactional purposes,
are excluded
from invested
assets, as
the Group
only administers
the assets
and does not offer
advice on how they
should be invested. Also
excluded are non-bankable
assets (e.g. art collections)
and deposits from third-party banks for funding or trading purposes.
Discretionary assets are
defined as client
assets that
UBS decides how
to invest.
Other invested assets
are those
where
the client ultimately decides how
the assets are invested. When
a single product is created
in one business division and
sold in
another, it
is counted
in both
the business
division managing
the investment
and the
one distributing
it. This
results
in
double
counting
within
UBS’s
total
invested
assets
and
net
new
money,
as
both
business
divisions
are
independently providing a service to their respective clients, and both add value and generate revenue.
Net new money
Net new money in a reporting period is the amount of invested assets entrusted to UBS by new and existing clients, less those withdrawn by existing clients and clients who terminated relationships with UBS.
Net new
money is calculated
using the direct
method, under which
inflows and outflows
to / from
invested assets are
determined at the client level, based on transactions. Interest and dividend income from invested assets are not counted
as net new money
inflows. Market and
currency movements, as
well as fees, commissions
and interest on loans
charged,
are
excluded
from
net
new
money.
Also
excluded
are
effects
resulting
from
any
acquisition
or
divestment
of
a
UBS
subsidiary or
business, as
well as
effects that
result from
UBS’s strategic
decisions to
exit a
market or
cease offering
a
service in
a
particular location,
or
those
resulting from
new externally
imposed regulations.
Reclassifications between
invested assets and custody-only assets as a result of a change in service level delivered are generally treated as net new money
flows.
However,
where
the
change
in
service
level
directly
results
from
an
externally
imposed
regulation
or
a
strategic decision by
UBS to exit
a market or
cease offering a
service in a
particular location, the
one-time net effect
is
reported as
Other effects
.
The Investment Bank does not track invested assets and net new money. However, when a client is transferred from the
Investment Bank to another business division, this may produce net new money for the receiving business division
even
though the client’s assets were already with UBS.
Invested assets and net new money
As of or for the year ended
USD bn 31.12.25 31.12.24
Fund assets managed by UBS 674 639
Discretionary assets 2,663 2,213
Other invested assets 3,668 3,235
Total invested assets
1
7,005 6,087
of which: double counts 598 503
Net new money
1,2
36 52
1 Includes the share of net new money and invested assets relating to associates in the Asset Management business division.
2 Includes double counts.
Development of invested assets
USD bn 2025 2024
Total invested assets at the beginning of the year
1,2
6,087 5,714
Net new money 36 52
Market movements
3
648 542
Foreign currency translation 274 (155)
Other effects (40) (67)
of which: acquisitions / (divestments) (4) (6)
Total invested assets at the end of the year
1,2
7,005 6,087
1 Includes the share of net new money and invested assets relating to associates in the Asset Management business division.
2 Includes double counts.
3 Includes interest and dividend income.